Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivables
	September 30, 2023	June 30, 2023
	US$	US$
Accounts receivable	6,120,217	5,702,096

	June 30, 2023	June 30, 2022
	US$	US$
Accounts receivable	5,702,096	4,430,883

	June 30, 2022	June 30, 2021
	US$	US$
Accounts receivable	4,430,883	4,565,305

Schedule of Concentration Analysis of Accounts Receivable

A concentration analysis of accounts receivable is as follows:

	September 30, 2023	June 30, 2023
Customer A	12%	11%
Customer B	19%	21%
Customer C	9%	10%
Customer D	24%	23%
Customer E	9%	9%
Customer F	8%	7%
Others	19%	19%
	100%	100%

A concentration analysis of accounts receivable is as follows:

	June 30, 2023	June 30, 2022
Customer A	11%	10%
Customer B	21%	12%
Customer C	10%	12%
Customer D	23%	13%
Customer E	9%	5%
Customer F	7%	9%
Others	19%	39%
	100%	100%
A concentration analysis of accounts receivable is as follows:
	June 30, 2022	June 30, 2021
Customer A	10%	23%
Customer B	12%	16%
Customer C	12%	14%
Customer D	0%	10%
Customer E	8%	9%
Customer F	13%	9%
Customer G	9%	5%
Others	36%	14%
	100%	100%